Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Retained earnings	Share-based payment reserve	Foreign currency translation reserve	Remeasurements on post-retirement benefit obligations	Investment fair value reserve	Cash flow hedge accounting reserve	Non-controlling interests in subsidiaries	Total
Balance at beginning of period at Jun. 30, 2018											R 228,608
Restated balance at beginning of period at Jun. 30, 2018											228,608
Movement in share-based payment reserve											681
Share-based payment expense											327
Deferred tax											(122)
Sasol Khanyisa transaction											476
Total comprehensive income for the period											19,775
Dividends paid to shareholders											(4,897)
Final distribution to Sasol Inzalo Public Shareholders											(1,372)
Dividends paid to non-controlling shareholders in subsidiaries											(557)
Balance at end of period at Dec. 31, 2018		R 235,997	R 9,888	R 195,789	R (424)	R 32,653	R (1,846)	R 105	R (168)	R 6,241	242,238
Balance at beginning of period at Jun. 30, 2018											228,608
Restated balance at beginning of period at Jun. 30, 2018											228,608
Disposal of business											(52)
Movement in share-based payment reserve											1,552
Share-based payment expense											707
Deferred tax											(107)
Sasol Khanyisa transaction											952
Total comprehensive income for the period											7,162
Dividends paid to shareholders											(8,580)
Final distribution to Sasol Inzalo Public Shareholders											(1,372)
Dividends paid to non-controlling shareholders in subsidiaries											(1,523)
Balance at end of period at Jun. 30, 2019		219,910	9,888	181,706	410	29,978	(2,204)	132		5,885	225,795
Adjustment on initial application of IFRS 16, net of tax at Jun. 30, 2019	[1]										(290)
Restated balance at beginning of period at Jun. 30, 2019											225,505
Movement in share-based payment reserve											881
Share-based payment expense											396
Deferred tax											(7)
Sasol Khanyisa transaction											492
Total comprehensive income for the period											2,605
Dividends paid to shareholders											(11)
Dividends paid to non-controlling shareholders in subsidiaries											(334)
Balance at end of period at Dec. 31, 2019		R 222,645	R 9,888	R 186,036	R 713	R 28,240	R (2,286)	R 180	R (126)	R 6,001	R 228,646

[1]	The adjustment on initial application of IFRS 16 'Leases' relates the derecognition of the IAS 17 finance lease of Oxygen Train 17 and the recognition of the embedded derivative in the Oxygen Train 17 agreement with Air Liquide. Refer to page 15 for the impact of the adoption of IFRS 16.